Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets Net	Intangible assets, net, are comprised of the following:
	As of June 30,
	2023	2024
	RMB	RMB
Software and operating system	4,823	96,001
Non-compete agreements	-	8,175
Agent resources	-	137,944
Insurance brokerage licenses	-	89,071
Trade names	-	142,464
Sub-total	4,823	473,655
Disposal	-	(2,218)
	4,823	471,437
Accumulated amortization	(3,032)	(53,870)
	1,791	417,567